Description of the Plan	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Hess Corporation Employees’ Savings Plan (the “Plan”) is provided for general information only. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

General. The Plan is a defined contribution plan covering all eligible United States (U.S.) payroll employees of Hess Corporation and its wholly owned subsidiaries (collectively referred to as the Company or Hess). Employees are eligible to enroll in the Plan upon hire. Participating eligible employees have an immediate, non-forfeitable right to employer matching contributions made on or after January 1, 2002. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Acquisition. On October 22, 2023, Chevron Corporation (Chevron) and the Company entered into an Agreement and Plan of Merger (the Merger Agreement) by and among Chevron, Yankee Merger Sub Inc., a direct, wholly owned subsidiary of Chevron (Merger Subsidiary), and the Company, pursuant to which, effective as of July 18, 2025, Merger Subsidiary merged with and into Hess (the Merger), with Hess continuing as the surviving corporation and a direct, wholly owned subsidiary of Chevron. Pursuant to the Merger Agreement, Chevron assumed management of the Plan and acquired all of the outstanding shares of the Company in exchange for 1.0250 shares of Chevron common stock for each share of Company common stock.

From January 1, 2025 through July 17, 2025, the Hess Corporation Employee Benefits Plan Committee was the Plan administrator. Effective as of the Merger, Chevron is the Plan administrator. Fidelity Management Trust Company (Trustee) is the Plan’s trustee, and Fidelity Workplace Services LLC is the Plan’s recordkeeper.

Plan Merger. Effective December 31, 2025, the Plan was merged into the Chevron Employee Savings Investment Plan (the Plan Merger). As a result of the Plan Merger, all assets and liabilities of the Plan were transferred to the Chevron Employee Savings Investment Plan (Chevron ESIP). Net assets transferred in connection with the merger, effective December 31, 2025, totaled $1,161,346,863.

Effective December 31, 2025, Plan participants obtained the right to participate and accrue benefits in the Chevron ESIP, with no reduction to participants’ accrued, vested Plan benefits. Amounts held in former Hess matching contribution accounts remain fully vested following the transfer. Participant account balances were transferred to corresponding accounts maintained under the Chevron ESIP.

Contributions. Each participating employee may contribute from 1% to 50% of their eligible compensation on a before-tax, Roth, or after-tax basis to the Plan. Newly hired or rehired employees who do not opt out or elect to contribute a different rate of eligible compensation within a 30-day period are automatically enrolled in the Plan at a before-tax contribution rate of 6% of eligible compensation. The Company makes matching contributions equal to 133% of employee contributions that do not exceed 6% of eligible compensation. Total contributions made by employees on a before-tax basis and as Roth contributions are subject to IRS annual limits (2025: $23,500). Total contributions, including before-tax, Roth, and after-tax employee contributions, and employer matching contributions, are subject to the lesser of the IRS annual limit (2025: $70,000) or 100% of the annual compensation of the employee. At the election of each participating employee, individual contributions and the employer matching contributions are invested in one or more of the Plan’s available investment securities with varying investment objectives, or in the Hess Corporation common stock fund until July 17, 2025, and thereafter Chevron common stock.
NOTE 1 - Description of the Plan (Continued)

In the year an employee reaches age 50, and all years thereafter, an employee is eligible to make an additional before-tax or Roth “catch-up” contribution to the Plan that is not eligible for matching employer contributions. Effective January 1, 2025, the Company amended the Plan to allow employees who attained the ages 60 – 63 during the plan year to make additional catch up contributions up to $11,250 pursuant to Section 109 of the Secure Act 2.0.

Vesting. Participants are immediately fully vested in their contributions, the employer’s matching contributions, and earnings on investments.

Participant Accounts. Each participant’s account is credited with the participant’s contributions, allocations of the Company’s contributions and the Plan’s investment earnings. Contributions are invested in the Plan’s funds based on the allocation percentages designated by the participant in increments of 1% of the amount contributed. Participant accounts are valued daily. Allocations of net investment earnings/losses are based on account balances as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Notes Receivable from Participants. Participants may borrow from their account balance, including amounts contributed by the Company, a minimum of $500 up to a maximum of $50,000. Participants may have two concurrent loans. The total of the loans cannot exceed the lesser of $50,000 or 50% of the participant’s account balance. The participant’s account balance serves as collateral for the loans. There are no allowances for credit losses on participant loans. Loans are repaid by participants in equal installments over a period of not more than five years, or not more than thirty years if borrowed for the purpose of acquiring a principal residence. Interest on loans is charged at a rate of 1% above the prime rate determined at the time the loan is made. A loan set-up fee of $50 is charged to participants when they borrow from the Plan. If a participant terminates employment with the Company, they may continue to make loan payments through a pre-authorized check agreement. If the loan is not repaid, it will automatically be treated as a distribution to the participant.

Rollovers from Other Plans. Employees may deposit an eligible rollover distribution made by another employer-sponsored qualified plan or from an individual retirement account whose assets were derived solely from the rollover from another qualified plan. Rollovers are accepted in cash only and are invested according to the participant’s current fund elections for contributions. An employee who is not contributing to the Plan must elect investment options at the time of the rollover. The current market values of amounts rolled over to the Plan can be withdrawn in whole or in part at any time.

Benefit Payment / Distribution. Upon a withdrawal or distribution, the market value of a participant's investments in the Plan’s investment securities, reduced for any outstanding loan balances, is paid in cash. The participant's investments in the Hess Corporation common stock fund are distributed either in shares of common stock of Hess Corporation (plus the cash equivalent of any fractional shares) or in cash, depending upon the employee’s election.

Participants who have attained age 59½ are permitted to make voluntary complete or partial withdrawals from before-tax and Roth contributions. Participants under age 59½ are generally not eligible to make such withdrawals, except in the case of hardship. For active employees under age 59½, only employee after-tax contributions and employer contributions made prior to January 1, 2002 are eligible for withdrawal, excluding hardship withdrawals and rollover contributions.
NOTE 1 - Description of the Plan (Continued)

Terminated employees may withdraw their entire balance at any time, except for balances of $1,000 or less, which are automatically distributed in a lump sum upon termination of employment. Employees may elect direct rollovers of the taxable portion of their distributions to an individual retirement account, individual retirement annuity, or a qualified plan of another employer. Distributions from the Plan that are not rolled over are generally subject to federal income tax withholding at 20% and may be subject to an additional 10% early withdrawal tax.

Expenses. The Plan’s expenses represent costs to administer the Plan and include recordkeeping, legal and accounting services. Administrative fees related to participant-directed transactions such as employee loans and certain investment fund redemptions are charged directly to participant accounts. Expenses that are paid by the Company are excluded from these financial statements.

Party-in-interest. Funds that qualify as party-in-interest transactions include shares in the money market fund managed by the Trustee and the Hess Corporation common stock fund (until July 17, 2025, and thereafter Chevron common stock). Notes receivable from participants also qualify as party-in-interest transactions.

Total net assets invested in Chevron common stock as of December 31, 2025, and in the Hess Corporation common stock fund as of December 31, 2024, were $0 and $167,316,698, respectively. Total net assets invested in Fidelity funds were $0 and $1,517,738 as of December 31, 2025 and December 31, 2024, respectively.

All of these transactions are exempt from ERISA’s prohibited transaction rules.